Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Subsidiaries

The Company’s significant subsidiaries as of December 31, 2014 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd.	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Co., Ltd.*	April 18, 2008	PRC	100%
Tianjin Noah Wealth Management Consulting Co., Ltd	December 26, 2008	PRC	100%
Kunshan Noah Xingguang Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2012	PRC	100%
Noah Financial Express (Wuhu) Microfinance Co., Ltd.	August 13, 2013	PRC	100%
Noah Commercial Factoring Co., Ltd.	April 1, 2014	PRC	100%
Shanghai Noah Yijie Finance Technology Co., Ltd	March 17, 2014	PRC	90%

*	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory, wealth management and related financial services.

Noah Investment’s significant subsidiaries as of December 31, 2014 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Management Co., Ltd.	August 26, 2005	PRC	100%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.	September 24, 2008	PRC	100%
Tianjin Gopher Asset Management Co., Ltd.*	March 18, 2010	PRC	100%
Gopher Asset Management Co., Ltd.	February 9, 2012	PRC	100%
Shanghai Gopher Blue Ray Investment Management Co., Ltd.	August 15, 2012	PRC	60%
Wuhu Gopher Asset Management Co., Ltd.	October 10, 2012	PRC	100%
Shanghai Gopher Asset Management Co., Ltd.	December 14, 2012	PRC	100%
Zhejiang Vanke Noah Assets Management Co., Ltd.	March 22, 2013	PRC	51%

*	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gopher Asset Management Co., Ltd (“Tianjin Gopher”) and Gopher Asset Management Co., Ltd (“Gopher Asset”) which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.